Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

November 18, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	CNI Charter Funds (File Nos. 333-16093 and 811-7923)

  Ladies and Gentlemen:

On behalf of CNI Charter Funds, a Delaware statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 39 to the registration statement of the Trust (the “Amendment”) on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended. The Amendment is to be effective on the 60th day after the filing hereof.

Please call Joshua Sterling (202) 373-6556 or the undersigned at (213) 680-6646 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Michael Glazer

Michael Glazer